Retirement Benefit Plans - Changes in Consolidated Accumulated Other Comprehensive Loss for Defined Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Amounts recognized at beginning of year, Gross	$ 6,896
Net actuarial loss, Gross	2,815
Amortization of net transition obligation, Gross	25
Amortization of prior service cost, Gross	(17)
Foreign currency translation, Gross	(314)
Amount recognized at the end of year, Gross	9,405	6,896
Amounts recognized at beginning of year, Net of Tax Effect	5,119
Net actuarial loss, Net of Tax Effect	2,073	186	814
Amortization of net transition obligation, Net of Tax Effect	17
Amortization of prior service cost, Net of Tax Effect	(13)
Foreign currency translation, Net of Tax Effect	(167)	(244)	127
Amount recognized at the end of year, Net of Tax Effect	$ 7,029	$ 5,119